Capital stock - Schedule of Shares Issued and Outstanding (Details)	Dec. 31, 2024 USD ($) shares
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	44,020,864
Amount, issued and outstanding | $	$ 561,474,499
Common shares [Member]
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	36,989,799
Amount, issued and outstanding | $	$ 528,398,874
Class A preferred shares [Member]
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	2,031,250
Amount, issued and outstanding | $	$ 10,115,625
Class B preferred shares [Member]
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	999,963
Amount, issued and outstanding | $	$ 5,220,000
Class C preferred shares [Member]
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	999,963
Amount, issued and outstanding | $	$ 4,970,000
Class D preferred shares [Member]
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	999,963
Amount, issued and outstanding | $	$ 4,740,000
Class E preferred shares [Member]
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	999,963
Amount, issued and outstanding | $	$ 4,250,000
Class F preferred shares [Member]
Capital stock - Schedule of Shares Issued and Outstanding (Details) [Line Items]
Number of shares, issued and outstanding | shares	999,963
Amount, issued and outstanding | $	$ 3,780,000